Condensed Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net Income	$ 687.3	$ 603.6	$ 669.5
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Change in Accrued Income Taxes	18.5	(115.5)	153.5
Other, net	4.3	484.9	142.4
Net Cash Provided by Operating Activities	814.4	1,254.3	790.2
INVESTING ACTIVITIES:
Change in Time Deposits with Banks	(2,107.1)	(1,345.1)	(2,446.1)
Purchases of Securities - Available for Sale	(19,546.4)	(33,302.1)	(14,697.0)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	21,183.3	23,082.9	11,432.5
Other, net	(161.2)	162.8	521.2
Net Cash Provided by (Used in) Investing Activities	1,627.6	(15,388.4)	(1,768.0)
FINANCING ACTIVITIES:
Change in Senior Notes	500.0	500.0	1,142.7
Treasury Stock Purchased	(162.4)	(79.0)	(5.9)
Net Proceeds from Stock Options	106.8	75.6	70.6
Cash Dividends Paid on Common Stock	(354.3)	(273.7)	(273.2)
Other, net			1.2
Net Cash Provided by (Used in) Financing Activities	(3,072.9)	15,803.6	1,145.1
Increase (Decrease) in Cash and Due from Banks	(562.6)	1,497.3	326.2
Cash and Due from Banks at Beginning of Year	4,315.3	2,818.0	2,491.8
Cash and Due from Banks at End of Year	3,752.7	4,315.3	2,818.0
Parent Company
OPERATING ACTIVITIES:
Net Income	687.3	603.6	669.5
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	(247.3)	(120.1)	(620.9)
Change in Prepaid Expenses	(0.9)	0.2	1.2
Change in Accrued Income Taxes	34.7	28.5	61.8
Other, net	(36.0)	(41.1)	(13.3)
Net Cash Provided by Operating Activities	437.8	471.1	98.3
INVESTING ACTIVITIES:
Change in Time Deposits with Banks	(422.2)	292.1	(77.2)
Purchases of Securities - Available for Sale	(0.4)	(91.4)	(109.7)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	94.3	105.4	4.7
Change in Capital Investments in Subsidiaries	0.3	(0.5)	(204.8)
Advances to Wholly-Owned Subsidiaries		(750.0)
Other, net			(0.9)
Net Cash Provided by (Used in) Investing Activities	(328.0)	(444.4)	(387.9)
FINANCING ACTIVITIES:
Change in Senior Notes	300.0	250.0	497.2
Treasury Stock Purchased	(162.4)	(79.0)	(5.9)
Net Proceeds from Stock Options	106.8	75.6	70.6
Cash Dividends Paid on Common Stock	(354.3)	(273.7)	(273.2)
Other, net	0.1	0.1	1.2
Net Cash Provided by (Used in) Financing Activities	(109.8)	(27.0)	289.9
Increase (Decrease) in Cash and Due from Banks		(0.3)	0.3
Cash and Due from Banks at Beginning of Year	6.5	6.8	6.5
Cash and Due from Banks at End of Year	$ 6.5	$ 6.5	$ 6.8